Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Income Tax Assets And Liabilities
Disclosure of Movement in Deferred Tax Assets and Liabilities
	As At March 31, 2020
	Opening Balance	Recognized in statements of income	Exchange Difference	Closing Balance

Deferred tax assets:
Minimum alternate tax carry-forward	$88	$2	$(6)	$84
Property and equipment	76	120	(9)	187
Credit impairment loss	5,044	(3,740)	(918)	386
Current advances and film production	—	11,791	(2,916)	8,875
Others	3,281	(4,328)	2,167	1,120
Total income deferred tax asset	$8,489	$3,845	$(1,682)	$10,652
Deferred income tax liabilities:
Property and equipment	(624)	38	520	(66)
Content advances and film production	34,029	20,100	1,397	(12,532)
Total deferred income tax liability	$(34,653)	$20,138	$1,917	$(12,598)

Net deferred tax (liability)	$(26,164)	$23,983	$235	$(1,946)
As at March 31, 2020
Deferred income tax asset				$742
Deferred income tax liability				$(2,688)

		As At March 31, 2019
	Opening Balance	Impact of adoption of IFRS 9	Recognized in consolidated statements of income	Exchange Difference	Closing Balance
	(in thousands)
Deferred tax assets:
Minimum alternate tax carry-forward	$927	—	$(778)	$(61)	$88
Property and equipment	83	—	(2)	(5)	76
Credit impairment loss	—	673	4,385	(14)	5,044
Others	2,442	—	984	(116)	3,310
Total income deferred tax asset	$3,452	673	$4,589	$(196)	$8,518
Deferred income tax liabilities:
Property and equipment	(776)	—	142	10	(624)
Intangible assets	(41,815)	—	5,313	2,473	(34,029)
Others	(29)	—	—	—	(29)
Total deferred income tax liability	(42,620)	—	$5,455	$2,483	$(34,682)

Net deferred tax (liability)	(39,168)	673	$10,044	$2,287	$(26,164)
As at March 31, 2019
Deferred income tax asset					$1,263
Deferred income tax liability					$(27,427)